John Hancock
Disciplined Value Fund
Quarterly portfolio holdings 12/31/2020

Fund’s investments
As of 12-31-20 (unaudited)
	Shares	Value
Common stocks 99.2%		$12,466,969,570
(Cost $9,680,451,956)
Communication services 3.3%		417,095,841
Interactive media and services 1.9%
Alphabet, Inc., Class A (A)	134,019	234,887,060
Wireless telecommunication services 1.4%
T-Mobile US, Inc. (A)	1,351,196	182,208,781
Consumer discretionary 10.7%		1,337,280,867
Auto components 0.4%
Lear Corp.	311,257	49,499,201
Automobiles 0.9%
Harley-Davidson, Inc.	3,024,668	111,005,316
Distributors 0.7%
LKQ Corp. (A)	2,475,336	87,230,841
Hotels, restaurants and leisure 1.3%
Las Vegas Sands Corp.	1,674,435	99,796,326
Wyndham Hotels & Resorts, Inc.	1,102,013	65,503,653
Household durables 1.8%
Lennar Corp., A Shares	1,265,163	96,443,375
Mohawk Industries, Inc. (A)	936,549	132,006,582
Specialty retail 4.6%
AutoZone, Inc. (A)	199,233	236,178,768
Best Buy Company, Inc.	1,159,193	115,675,869
Lowe's Companies, Inc.	469,379	75,340,023
The TJX Companies, Inc.	1,382,927	94,440,085
Williams-Sonoma, Inc.	498,806	50,798,403
Textiles, apparel and luxury goods 1.0%
Tapestry, Inc.	3,969,190	123,362,425
Consumer staples 2.0%		250,030,963
Beverages 1.0%
Coca-Cola European Partners PLC	2,612,578	130,184,762
Food and staples retailing 1.0%
The Kroger Company	3,773,495	119,846,201
Energy 5.4%		677,941,367
Energy equipment and services 0.5%
Schlumberger NV	2,973,429	64,909,955
Oil, gas and consumable fuels 4.9%
Canadian Natural Resources, Ltd.	2,804,428	67,446,493
ConocoPhillips	5,433,053	217,267,789
Marathon Petroleum Corp.	3,831,914	158,487,963
Parsley Energy, Inc., Class A	6,770,877	96,146,453
Petroleo Brasileiro SA, ADR	6,561,239	73,682,714
Financials 23.6%		2,968,770,715
Banks 10.9%
Bank of America Corp.	11,141,879	337,710,352
Citigroup, Inc.	3,156,272	194,615,732
Fifth Third Bancorp	2,830,999	78,050,642
Huntington Bancshares, Inc.	9,217,891	116,421,963
JPMorgan Chase & Co.	3,299,692	419,291,862
2	JOHN HANCOCK DISCIPLINED VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Truist Financial Corp.	4,815,103	$230,787,887
Capital markets 2.0%
The Charles Schwab Corp.	2,507,742	133,010,636
The Goldman Sachs Group, Inc.	458,168	120,823,483
Diversified financial services 3.4%
Berkshire Hathaway, Inc., Class B (A)	1,826,316	423,467,893
Insurance 7.3%
Aflac, Inc.	2,028,690	90,215,844
American International Group, Inc.	4,252,618	161,004,117
Chubb, Ltd.	1,643,773	253,009,540
Everest Re Group, Ltd.	520,707	121,892,302
Marsh & McLennan Companies, Inc.	452,761	52,973,037
RenaissanceRe Holdings, Ltd.	293,456	48,660,874
The Progressive Corp.	1,889,508	186,834,551
Health care 19.8%		2,492,798,605
Biotechnology 1.3%
AbbVie, Inc.	906,946	97,179,264
Amgen, Inc.	269,033	61,856,067
Health care equipment and supplies 1.5%
Medtronic PLC	1,595,317	186,875,433
Health care providers and services 8.7%
AmerisourceBergen Corp.	1,293,056	126,409,155
Anthem, Inc.	766,895	246,242,316
Cigna Corp.	1,456,158	303,142,972
CVS Health Corp.	1,313,846	89,735,682
McKesson Corp.	878,649	152,814,634
UnitedHealth Group, Inc.	494,962	173,573,274
Life sciences tools and services 0.8%
Avantor, Inc. (A)	3,760,288	105,852,107
Pharmaceuticals 7.5%
GlaxoSmithKline PLC, ADR	2,236,485	82,302,648
Johnson & Johnson	2,678,332	421,515,890
Novartis AG, ADR	2,212,003	208,879,443
Pfizer, Inc.	5,027,183	185,050,606
Viatris, Inc. (A)	2,741,148	51,369,114
Industrials 13.4%		1,688,104,921
Aerospace and defense 3.4%
General Dynamics Corp.	422,100	62,816,922
Howmet Aerospace, Inc.	4,061,371	115,911,528
Huntington Ingalls Industries, Inc.	255,134	43,495,244
Northrop Grumman Corp.	186,166	56,728,504
The Boeing Company	688,240	147,324,654
Building products 1.1%
Owens Corning	1,817,007	137,656,450
Electrical equipment 1.4%
Eaton Corp. PLC	1,494,073	179,497,930
Machinery 5.4%
Allison Transmission Holdings, Inc.	1,040,926	44,895,138
Caterpillar, Inc.	943,192	171,679,808
Cummins, Inc.	373,795	84,888,845
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	3

	Shares	Value
Industrials (continued)
Machinery (continued)
Deere & Company	829,043	$223,054,019
Dover Corp.	702,114	88,641,893
Otis Worldwide Corp.	918,998	62,078,315
Professional services 0.3%
Robert Half International, Inc.	667,411	41,699,839
Road and rail 0.7%
Union Pacific Corp.	449,732	93,643,197
Trading companies and distributors 1.1%
AerCap Holdings NV (A)	785,023	35,781,348
United Rentals, Inc. (A)	423,920	98,311,287
Information technology 12.4%		1,558,439,142
Communications equipment 2.4%
Cisco Systems, Inc.	6,587,331	294,783,062
Semiconductors and semiconductor equipment 8.0%
Applied Materials, Inc.	2,174,999	187,702,414
KLA Corp.	462,884	119,845,296
Lam Research Corp.	496,866	234,654,906
Micron Technology, Inc. (A)	2,467,213	185,485,073
NXP Semiconductors NV	1,035,652	164,679,025
ON Semiconductor Corp. (A)	745,931	24,414,322
Qorvo, Inc. (A)	565,382	94,006,065
Software 2.0%
Oracle Corp.	2,217,916	143,476,986
SS&C Technologies Holdings, Inc.	1,503,670	109,391,993
Materials 6.0%		752,120,823
Chemicals 2.8%
DuPont de Nemours, Inc. (B)	2,994,516	212,940,033
FMC Corp.	674,784	77,552,925
PPG Industries, Inc.	415,653	59,945,476
Construction materials 0.6%
CRH PLC, ADR	1,787,072	76,093,526
Containers and packaging 0.5%
Westrock Company	1,300,197	56,597,575
Metals and mining 2.1%
Kinross Gold Corp.	5,468,578	40,139,363
Newmont Corp.	1,145,510	68,604,594
Steel Dynamics, Inc.	2,284,961	84,246,512
Yamana Gold, Inc. (B)	13,310,126	76,000,819
Utilities 2.6%		324,386,326
Electric utilities 1.1%
Edison International	2,077,733	130,523,187
Independent power and renewable electricity producers 0.8%
Vistra Corp.	5,276,713	103,740,178
Multi-utilities 0.7%
CenterPoint Energy, Inc.	4,164,647	90,122,961

4	JOHN HANCOCK DISCIPLINED VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Yield (%)	Shares	Value
Short-term investments 1.6%			$203,994,334
(Cost $204,008,051)
Short-term funds 1.6%			203,994,334
John Hancock Collateral Trust (C)	0.1386(D)	6,927,286	69,315,119
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0300(D)	134,679,215	134,679,215

Total investments (Cost $9,884,460,007) 100.8%	$12,670,963,904
Other assets and liabilities, net (0.8%)	(103,104,836)
Total net assets 100.0%	$12,567,859,068

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-20. The value of securities on loan amounted to $67,922,879.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 12-31-20.
The fund had the following country composition as a percentage of net assets on 12-31-20:
United States	87.5%
Switzerland	3.7%
Ireland	2.4%
United Kingdom	1.7%
Canada	1.5%
Bermuda	1.3%
Netherlands	1.3%
Other countries	0.6%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	5

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of December 31, 2020, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	6,927,286	$6,063,564	$583,256,390	$(519,999,073)	$10,890	$(16,652)	$83,757	—	$69,315,119
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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